Stockholders' equity - Share capital (Details) - USD ($) $ in Millions	Dec. 31, 2017	Aug. 10, 2017	Dec. 31, 2016
Share capital
Shares outstanding	5,197,432,093	5,153,374,926	5,153,374,926
Shares in treasury	87,042,689		90,941,194
Total issued shares	5,284,474,782	5,244,316,120	5,244,316,120
Amounts per class of shares (in millions)	$ 61,614		$ 61,614
Total authorized shares	7,000,000,000		10,800,000,000
Common share
Share capital
Shares outstanding	5,197,432,081	3,185,653,000	3,185,653,000
Shares in treasury	87,042,689	31,535,402	31,535,402
Total issued shares	5,284,474,770		3,217,188,402
Amounts per class of shares (in millions)	$ 61,614		$ 38,525
Total authorized shares	7,000,000,000		3,600,000,000
Preferred share
Share capital
Shares outstanding	12		1,967,721,926
Shares in treasury		59,405,792	59,405,792
Total issued shares	12		2,027,127,718
Amounts per class of shares (in millions)			$ 23,089
Total authorized shares			7,200,000,000
Class A Preferred shares
Share capital
Shares outstanding	12	1,967,721,926
Litel Participacoes S.A. and Litela Participacoes S.A.
Share capital
Shares outstanding	1,108,483,410
Litel Participacoes S.A. and Litela Participacoes S.A. | Common share
Share capital
Shares outstanding	1,108,483,410
BNDESPar
Share capital
Shares outstanding	401,457,757		272,564,154
BNDESPar | Common share
Share capital
Shares outstanding	401,457,757		206,378,882
BNDESPar | Preferred share
Share capital
Shares outstanding			66,185,272
Bradespar S.A.
Share capital
Shares outstanding	332,965,266
Bradespar S.A. | Common share
Share capital
Shares outstanding	332,965,266
Mitsui & Co., Ltd
Share capital
Shares outstanding	286,347,055
Mitsui & Co., Ltd | Common share
Share capital
Shares outstanding	286,347,055
Valepar S.A
Share capital
Shares outstanding			1,736,775,045
Valepar S.A | Common share
Share capital
Shares outstanding			1,716,435,045
Valepar S.A | Preferred share
Share capital
Shares outstanding			20,340,000
Brazilian Government (Golden Share)
Share capital
Shares outstanding	12		12
Brazilian Government (Golden Share) | Preferred share
Share capital
Shares outstanding	12		12
Foreign investors-ADRs
Share capital
Shares outstanding	1,292,115,112		1,396,948,305
Foreign investors-ADRs | Common share
Share capital
Shares outstanding	1,292,115,112		786,067,634
Foreign investors-ADRs | Preferred share
Share capital
Shares outstanding			610,880,671
FMP-FGTS
Share capital
Shares outstanding	62,061,672		70,662,746
FMP-FGTS | Common share
Share capital
Shares outstanding	62,061,672		70,662,746
PIBB-Fund
Share capital
Shares outstanding	2,632,618		1,912,831
PIBB-Fund | Common share
Share capital
Shares outstanding	2,632,618		741,730
PIBB-Fund | Preferred share
Share capital
Shares outstanding			1,171,101
Foreign institutional investors in local market
Share capital
Shares outstanding	1,129,164,954		1,088,621,672
Foreign institutional investors in local market | Common share
Share capital
Shares outstanding	1,129,164,954		262,868,264
Foreign institutional investors in local market | Preferred share
Share capital
Shares outstanding			825,753,408
Institutional investors
Share capital
Shares outstanding	277,003,730		238,006,809
Institutional investors | Common share
Share capital
Shares outstanding	277,003,730		104,510,549
Institutional investors | Preferred share
Share capital
Shares outstanding			133,496,260
Retail investors in Brazil
Share capital
Shares outstanding	305,200,507		347,883,352
Retail investors in Brazil | Common share
Share capital
Shares outstanding	305,200,507		37,988,150
Retail investors in Brazil | Preferred share
Share capital
Shares outstanding			309,895,202